Oil And Gas Properties (Schedule Of Oil And Gas Properties) (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Oil And Gas Properties [Abstract]
Oil and gas properties	$ 6,687	$ 6,751	$ 6,503
Unevaluated properties			23
Accumulated depreciation, depletion, and amortization	(2,642)	(2,366)	(1,722)
Oil and gas properties, net	$ 4,045	$ 4,385	$ 4,804